GOODWILL AND OTHER INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

5. GOODWILL AND OTHER INTANGIBLE ASSETS

The following table sets forth the changes in the carrying amount of goodwill for the six months ended June 30, 2023 and year ended December 2022:

Total
Balance at December 31, 2022	$1,484,966
2023 Acquisitions	-
Balance at June 30, 2023	$1,484,966

The following table sets forth the gross carrying amounts and accumulated amortization of the Company’s intangible assets as of June 30, 2023 and December 31, 2022:

	Gross Carrying Amount	Impairment	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Capitalized software	$3,014,490	$-	$(2,483,429)	$531,061
Customer relationships	3,713,434	-	(1,363,054)	2,350,380
Acquired technology	1,527,186	-	(1,447,758)	79,428
Total definite-lived intangible assets at December 31, 2022	8,255,110	-	(5,294,241)	2,960,869

Capitalized software	3,374,247	-	(2,651,850)	722,397
Customer relationships	3,713,434	-	(1,722,800)	1,990,634
Acquired technology	1,527,186	-	(1,489,522)	37,664
Total definite-lived intangible assets at June 30, 2023	$8,614,867		(5,864,172)	2,750,695

Amortization expense of intangible assets was $569,932 and $703,118 for the six months ended June 30, 2023 and 2022, respectively. The Company’s amortization is based on no residual value using the straight-line amortization method as it best represents the benefit of the intangible assets.

6. GOODWILL AND OTHER INTANGIBLE ASSETS

The following table sets  forth the changes in the carrying amount of goodwill for the year ended 2022 and 2021:

Total
Balance at December 31, 2021	$1,484,966
2022 activity	-
Balance at December 31, 2022	$1,484,966

The following table sets forth the gross carrying amounts and accumulated amortization of the Company’s intangible assets as of December 31, 2022 and 2021:

	Gross Carrying Amount	Impairment	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Capitalized software	2,724,678	-	(2,131,897)	592,781
Customer relationships	3,713,443	-	(643,560)	3,069,874
Acquired technology	1,527,186	-	(1,249,220)	277,966
Total definite-lived intangible assets at December 31, 2021	$7,965,297	$-	$(4,024,677)	$3,940,621
Capitalized software	3,014,490	-	(2,483,429)	531,061
Customer relationships	3,713,443	-	(1,363,054)	2,350,380
Acquired technology	1,527,186	-	(1,447,758)	79,428
Total definite-lived intangible assets at December 31, 2022	$8,255,110	$-	$(5,294,241)	$2,960,869

Amortization expense of intangible assets was $1,269,564 and $1,287,853, respectively, for the years ended December 31, 2022 and 2021. The Company’s amortization is based on no residual value using the straight-line amortization method as it best represents the benefit of the intangible assets.

The following table sets forth the weighted-average amortization period, in total and by major intangible asset class:

Asset Class	Weighted-Average Amortization period
Capitalized software	3.2 years
Customer relationships	4.0 years
Acquired technology	5.0 years
All Intangible assets	5.9 years

As of December 31, 2022, assuming no additional amortizable intangible assets, the expected amortization expense for the unamortized acquired intangible assets for the next five years and thereafter was as follows:

Estimated
2023	1,025,042
2024	838,140
2025	838,140
2026	259,547
2027	-
2028	-
2029	-